SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Number of shares reserved for future grants	817,511
Unrecognized share based compensation expense	$ 141,029
Unrecognized share based compensation expense recognition period	2 years 6 months 3 days
Expected dividend yield	0.00%	0.00%	0.00%
Total fair value of RSUs and PSUs vested	$ 67,737	$ 23,762	$ 12,547